Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

Facility Leases

On July 1, 2015 the Company executed a new four-year non-cancelable operating lease agreement for 8,171 square feet of office space for its headquarters facility. The lease agreement provides for monthly lease payments of approximately $23,000 beginning in September 2015, with increases in the following three years. An additional 5,265 square feet of office space became part of the new lease agreement on March 1, 2016, and in December 2017 the Company subleased this additional space to a third party through the end of the lease term. The lease and the sublease both expire in August 2019.

The Company also leased office space under a non-cancelable operating lease agreement that was set to expire in May 2015, and in February 2015 the Company signed an amendment to its lease agreement, extending the lease through June 2018. The amendment provided for monthly lease payments of approximately $22,000 beginning in June 2015, with increases in the following two years. The Company subleased this facility in January 2016.

Minimum rental commitments under all noncancelable leases with an initial term in excess of one year as of December 31, 2018 were approximately $344,000 during 2019 and none thereafter, not including the impact of sublease payments the Company will receive under its existing sublease.

Rent expense was approximately $323,000 and $514,000 during the years ended December 31, 2018 and 2017, respectively.

Contingencies

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated.